Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Debt

	2012	2011

Long-term debt:
Revolving credit facilities	$2,287,942	$2,296,572
Term loan credit facilities	803,002	699,157

Long-term debt	3,090,944	2,995,729
Current portion	(66,656)	(81,482)

Long-term debt	$3,024,288	$2,914,247

Term loan credit facilities [Member]
Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities

Based on the Term Loans outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198

$803,002

Revolving credit facilities [Member]
Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities

Based on the Revolvers outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709

$2,287,942